EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 557
Balance	491	$ 557
Net book value	491	557
Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	431
Balance	337	431
Net book value	337	431
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	126
Balance	154	126
Net book value	154	126
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	611	0
Additions	105	619
Effect of foreign exchange	3	8
Balance	713	611
Net book value	713	611
Cost | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	470	0
Additions	8	478
Effect of foreign exchange	3	8
Balance	475	470
Net book value	475	470
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	141	0
Additions	97	141
Effect of foreign exchange	0	0
Balance	238	141
Net book value	238	141
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(54)	0
Depreciation charge	168	49
Effect of foreign exchange	0	5
Balance	(222)	(54)
Net book value	(222)	(54)
Accumulated Depreciation | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(39)	0
Depreciation charge	100	34
Effect of foreign exchange	(1)	5
Balance	(138)	(39)
Net book value	(138)	(39)
Accumulated Depreciation | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(15)	0
Depreciation charge	68	15
Effect of foreign exchange	1	0
Balance	(84)	(15)
Net book value	$ (84)	$ (15)